Goodwill and in-Process Research and Development (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill and In-Process Research and Development [Abstract]
Schedule of Net Fair Value of Research and Development

The following table summarizes net fair value of research and development cost related to AirJoule, LLC:

	March 31, 2024	March 4, 2024
In-process research and development	$365,300,000	$365,300,000
Total intangible assets	365,300,000	365,300,000
Less: Impairment charge	—	—
Total amortizable intangible assets, net	$365,300,000	$365,300,000